Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustment of pension and postretirement benefit plans	$ 39,978	$ 35,634	$ (46,836)
Amortization of net losses	(3,892)	(3,659)	(4,385)
Amortization of prior service cost	288	314	146
Unrealized holding gains (losses) on securities available-for-sale arising during the period	(4,013)	(11,275)	(1,306)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	1,219	535	62,790
Unrealized net (gains) losses on cash flow hedges	762	479	553
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	(79)	(376)	(1,769)
Income tax expense	$ 34,263	$ 21,652	$ 9,193